TAXATION - Aggregate Amount and Per Share Effect of Reduction of CIT (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
TAXATION
The aggregate amount of effect	¥ 797,930	¥ 239,268	¥ 140,235
Per share effect - basic	¥ 3.84	¥ 1.21	¥ 0.74
Per share effect - diluted	¥ 3.53	¥ 1.19	¥ 0.68